Eaton Vance

Focused Global Opportunities Fund

August 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 1.9%
CSL, Ltd.	656	$149,202

		$149,202

Belgium — 1.4%
KBC Group NV	1,324	$111,269

		$111,269

Denmark — 2.2%
Novo Nordisk A/S, Class B	1,691	$169,286

		$169,286

France — 7.6%
LVMH Moet Hennessy Louis Vuitton SE	166	$122,974
Safran S.A.	1,014	127,202
Sanofi	1,736	179,917
Schneider Electric SE	903	161,336

		$591,429

Germany — 3.3%
adidas AG	732	$259,677

		$259,677

Hong Kong — 2.2%
AIA Group, Ltd.	14,682	$175,314

		$175,314

India — 2.1%
HDFC Bank, Ltd. ADR	2,142	$167,740

		$167,740

Ireland — 1.6%
Kingspan Group PLC	1,078	$123,102

		$123,102

Japan — 3.3%
Keyence Corp.	206	$123,668
ORIX Corp.	7,200	134,334

		$258,002

Netherlands — 3.2%
ASML Holding NV	296	$246,860

		$246,860

Security	Shares	Value
Spain — 1.8%
Amadeus IT Group S.A.(1)	2,358	$144,022

		$144,022

Switzerland — 4.3%
Roche Holding AG PC	364	$146,166
TE Connectivity, Ltd.	1,259	189,127

		$335,293

United Kingdom — 8.6%
DCC PLC	1,678	$142,637
Diageo PLC	2,960	142,295
London Stock Exchange Group PLC	1,692	185,348
RELX PLC	6,632	199,034

		$669,314

United States — 56.3%
Alphabet, Inc., Class A(1)	151	$436,986
Amazon.com, Inc.(1)	93	322,783
AMETEK, Inc.	947	128,764
Boston Scientific Corp.(1)	3,926	177,259
CDW Corp.	893	179,145
Citigroup, Inc.	2,658	191,137
Coca-Cola Co. (The)	4,010	225,803
Eli Lilly & Co.	615	158,848
GXO Logistics, Inc.(1)	2,769	226,476
Ingersoll Rand, Inc.(1)	2,633	139,602
Intuitive Surgical, Inc.(1)	126	132,749
Lowe’s Cos., Inc.	539	109,897
Microsoft Corp.	1,553	468,820
Mondelez International, Inc., Class A	3,192	198,127
NextEra Energy, Inc.	2,139	179,655
TJX Cos., Inc. (The)	2,404	174,819
Verisk Analytics, Inc.	836	168,671
Visa, Inc., Class A	1,025	234,827
Walt Disney Co. (The)(1)	1,480	268,324
Wells Fargo & Co.	2,929	133,855
Zoetis, Inc.	739	151,170

		$4,407,717

Total Common Stocks (identified cost $4,962,600)		$7,808,227

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	227,923	$227,923

Total Short-Term Investments (identified cost $227,923)		$227,923

Total Investments — 102.7% (identified cost $5,190,523)		$8,036,150

Other Assets, Less Liabilities — (2.7)%		$(209,769)

Net Assets — 100.0%		$7,826,381

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	20.3%	$1,586,469
Industrials	18.1	1,416,824
Health Care	16.2	1,264,597
Financials	14.0	1,098,997
Consumer Discretionary	12.7	990,150
Communication Services	9.0	705,310
Consumer Staples	7.2	566,225
Utilities	2.3	179,655
Short-Term Investments	2.9	227,923

Total Investments	102.7%	$8,036,150

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at August 31, 2021.

At August 31, 2021, the value of the Fund’s investment in affiliated funds was $227,923, which represents 2.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$81,961	$2,335,077	$(2,189,115)	$—	$—	$227,923	$62	227,923

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$167,740	$582,518		$—	$750,258
Developed Europe	189,127	2,461,125		—	2,650,252
North America	4,407,717	—		—	4,407,717
Total Common Stocks	$4,764,584	$3,043,643	*	$—	$7,808,227
Short-Term Investments	$—	$227,923		$—	$227,923
Total Investments	$4,764,584	$3,271,566		$—	$8,036,150

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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